FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Investments, All Other Investments [Abstract]
Schedule of fair value measurements of financial liabilities [Table Text Block]
Fair value measurements at January 31, 2023 using:		Level 1		Level 2		Level 3		Total
	$		$		$		$
Financial liabilities:
Earn out shares (Note 13)		-		-		239,700		239,700
Fair value measurements at January 31, 2022 using:		Level 1		Level 2		Level 3		Total
	$		$		$		$
Financial liabilities:
Earn out shares (Note 13)		-		-		1,006,368		1,006,368

	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Conversion features of convertible promissory notes (note 14)	-	-	485,157	485,157
Earn out shares (note 14)	-	-	9,273,970	9,273,970